VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (unaudited)

Par
(000's) Value
FLOATING RATE NOTES: 99.1%
Australia : 10.1%
Australia & New Zealand
Banking Group Ltd. 144A
4.30% (SOFR+0.59%),
12/08/28 (a) $ 17,150 $ 17,208,082
4.39% (SOFR+0.68%),
12/08/30 †(a) 11,425 11,469,708
4.61% (SOFR+0.47%),
12/16/26 (a) 1,525 1,527,562
4.74% (SOFR+0.62%),
06/18/28 (a) 7,825 7,861,440
4.76% (SOFR+0.68%),
07/16/27 (a) 5,400 5,429,311
4.76% (SOFR+0.65%),
09/30/27 (a) 3,925 3,941,185
4.89% (SOFR+0.81%),
01/18/27 (a) 3,475 3,493,457
4.99% (SOFR+0.85%),
12/16/29 †(a) 19,423 19,659,224
Commonwealth Bank of
Australia 144A
4.53% (SOFR+0.46%),
11/27/26 (a) 3,025 3,035,458
4.78% (SOFR+0.64%),
03/14/28 (a) 7,825 7,864,232
4.88% (SOFR+0.78%),
10/01/30 (a) 17,150 17,322,434
4.95% (SOFR+0.81%),
03/14/30 (a) 34,275 34,621,246
5.11% (SOFR+0.97%),
03/14/27 (a) 1,526 1,536,304
Macquarie Bank Ltd. 144A
4.89% (SOFR+0.74%),
06/12/28 †(a) 7,825 7,869,496
5.02% (SOFR+0.92%),
07/02/27 †(a) 3,680 3,707,301
5.37% (SOFR+1.20%),
12/07/26 (a) 1,525 1,536,775
Macquarie Group Ltd. 144A
5.03% (SOFR+0.92%),
09/23/27 (a) 3,150 3,157,615
National Australia Bank Ltd.
144A
4.19% (SOFR+0.53%),
12/13/28 (a) 12,250 12,262,401
4.35% (SOFR+0.68%),
01/13/31 (a) 17,200 17,277,584
4.67% (SOFR+0.60%),
10/26/27 (a) 5,900 5,928,349
4.67% (SOFR+0.50%),
03/06/28 (a) 2,375 2,379,046
4.74% (SOFR+0.65%),
01/12/27 (a) 2,360 2,369,386
4.77% (SOFR+0.62%),
06/11/27 (a) 3,944 3,960,343
4.79% (SOFR+0.65%),
06/13/28 (a) 5,825 5,857,352
4.88% (SOFR+0.79%),
01/14/30 (a) 17,950 18,091,791
Par
(000’s) Value
Australia (continued)
Westpac Banking Corp.
4.54% (SOFR+0.46%),
10/20/26 (a) $ 3,675 $ 3,682,300
4.89% (SOFR+0.81%),
04/16/29 (a) 18,250 18,416,723
4.92% (SOFR+0.82%),
07/01/30 (a) 13,659 13,800,479
Westpac Banking Corp. 144A
4.67% (SOFR+0.50%),
03/06/28 (a) 4,000 4,007,757
259,274,341
Canada : 9.8%
Bank of Montreal
4.29% (SOFR+0.62%),
01/13/28 (a) 1,750 1,752,476
4.76% (SOFR Compound
Index+0.62%), 09/15/26
(a) 1,975 1,979,658
4.87% (SOFR Compound
Index+0.75%), 09/22/28
(a) 10,750 10,770,721
4.93% (SOFR+0.86%),
01/27/29 (a) 7,109 7,134,970
4.94% (SOFR Compound
Index+0.76%), 06/04/27
(a) 2,150 2,160,543
5.04% (SOFR Compound
Index+0.88%), 09/10/27
(a) 5,250 5,263,868
5.31% (SOFR Compound
Index+1.16%), 12/11/26
(a) 1,727 1,739,766
Bank of Nova Scotia
4.75% (SOFR+0.61%),
09/15/26 (a) 1,305 1,307,502
4.90% (SOFR+0.76%),
09/15/28 (a) 13,500 13,514,238
4.95% (SOFR+0.89%),
02/14/29 (a) 9,600 9,619,637
4.96% (SOFR Compound
Index+0.78%), 06/04/27
(a) 1,728 1,736,244
5.13% (SOFR Compound
Index+1.08%), 08/01/29
(a) 7,200 7,285,455
5.17% (SOFR+1.00%),
09/08/28 (a) 4,325 4,348,404
Bank of Nova Scotia/The
4.40% (SOFR+0.73%),
02/02/30 (a) 6,900 6,904,085
Canadian Imperial Bank of
Commerce
4.47% (SOFR Compound
Index+0.80%), 01/29/30
(a) 9,150 9,172,851
4.81% (SOFR+0.72%),
01/13/28 (a) 3,650 3,653,544
4.97% (SOFR+0.80%),
09/08/28 †(a) 5,100 5,112,389

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Canada (continued)
5.05% (SOFR+0.94%),
06/28/27 (a) $ 2,466 $ 2,486,238
5.08% (SOFR Compound
Index+0.93%), 09/11/27
(a) 4,250 4,262,897
5.14% (SOFR+1.03%),
03/30/29 (a) 9,600 9,657,734
5.32% (SOFR+1.22%),
10/02/26 (a) 1,750 1,761,155
Federation des Caisses
Desjardins du Quebec
144A
4.70% (SOFR+0.63%),
01/27/27 (a) 2,750 2,758,491
National Bank of Canada
4.44% (SOFR+0.77%),
01/20/29 (a) 11,200 11,221,956
5.01% (SOFR Compound
Index+0.90%), 03/25/27
(a) 1,850 1,851,300
5.13% (SOFR Compound
Index+1.03%), 07/02/27
(a) 1,625 1,628,668
Royal Bank of Canada
4.51% (SOFR Compound
Index+0.46%), 08/03/26
(a) 5,000 5,005,919
4.54% (SOFR+0.70%),
11/03/28 (a) 11,000 11,012,922
4.64% (SOFR Compound
Index+0.59%), 11/02/26
(a) 1,525 1,529,153
4.79% (SOFR Compound
Index+0.71%), 01/21/27
(a) 1,325 1,330,206
4.80% (SOFR Compound
Index+0.72%), 10/18/27
(a) 5,100 5,116,799
4.86% (SOFR Compound
Index+0.79%), 07/23/27
(a) 3,050 3,054,221
4.90% (SOFR Compound
Index+0.83%), 01/24/29
(a) 13,722 13,754,568
4.93% (SOFR Compound
Index+0.82%), 03/27/28
(a) 4,700 4,715,679
4.93% (SOFR Compound
Index+0.88%), 08/06/29
(a) 11,425 11,464,566
4.94% (SOFR Compound
Index+0.86%), 10/18/28
(a) 10,315 10,359,889
5.03% (SOFR Compound
Index+0.95%), 01/19/27
(a) 2,175 2,188,783
5.08% (SOFR Compound
Index+1.03%), 02/04/31
(a) 6,875 6,918,459
Par
(000’s) Value
Canada (continued)
5.18% (SOFR Compound
Index+1.13%), 05/02/31
(a) $ 9,150 $ 9,237,322
Toronto-Dominion Bank
4.25% (SOFR+0.58%),
01/13/28 (a) 3,500 3,505,774
4.75% (SOFR+0.59%),
09/10/26 (a) 1,600 1,603,712
4.75% (SOFR+0.62%),
12/17/26 (a) 2,775 2,783,671
4.83% (SOFR+0.73%),
04/05/27 (a) 4,500 4,520,121
4.84% (SOFR+0.75%),
10/13/28 (a) 8,000 8,021,793
4.87% (SOFR+0.82%),
01/31/28 (a) 5,700 5,732,264
5.10% (SOFR+0.91%),
06/02/28 (a) 1,200 1,208,455
5.16% (SOFR+1.03%),
12/17/29 (a) 8,700 8,773,225
250,922,291
Finland : 0.8%
Nordea Bank Abp 144A
4.83% (SOFR+0.70%),
03/17/28 (a) 3,150 3,167,091
4.86% (SOFR+0.74%),
03/19/27 (a) 2,160 2,168,506
4.90% (SOFR+0.83%),
08/28/30 (a) 9,150 9,198,256
5.18% (SOFR+1.02%),
09/10/29 (a) 6,867 6,955,935
21,489,788
France : 4.3%
Banque Federative du Credit
Mutuel SA 144A
5.07% (SOFR+0.99%),
10/16/28 (a) 13,725 13,804,952
5.13% (SOFR Compound
Index+1.07%), 02/16/28
(a) 3,905 3,931,515
5.20% (SOFR+1.13%),
01/23/27 (a) 1,325 1,334,450
5.30% (SOFR Compound
Index+1.23%), 01/22/30
(a) 8,014 8,091,771
BNP Paribas SA 144A
5.48% (SOFR+1.43%),
05/09/29 (a) 9,275 9,374,218
BPCE SA 144A
6.06% (SOFR Compound
Index+1.98%), 10/19/27
(a) 2,500 2,524,151
Credit Agricole SA 144A
5.02% (SOFR+0.87%),
03/11/27 (a) 2,600 2,611,728
5.22% (SOFR+1.13%),
01/09/29 (a) 11,450 11,528,130
5.36% (SOFR+1.21%),
09/11/28 (a) 3,925 3,953,441

Par
(000’s) Value
France (continued)
Sanofi SA
4.30% (SOFR+0.46%),
11/03/27 (a) $ 3,950 $ 3,967,436
4.38% (SOFR+0.54%),
11/03/28 (a) 11,450 11,517,800
Societe Generale SA 144A
4.76% (SOFR+1.10%),
04/12/30 (a) 7,750 7,764,169
5.16% (SOFR+1.10%),
02/19/27 (a) 2,050 2,060,032
5.48% (SOFR+1.42%),
05/22/29 (a) 11,100 11,194,037
5.50% (SOFR+1.41%),
04/13/29 †(a) 12,175 12,281,436
5.74% (SOFR+1.66%),
01/19/28 (a) 3,275 3,302,021
109,241,287
Japan : 7.6%
Mitsubishi Corp. 144A
4.91% (SOFR+0.70%),
09/09/28 (a) 3,250 3,256,010
Mitsubishi UFJ Financial
Group, Inc.
4.69% (SOFR+1.02%),
01/14/32 (a) 6,250 6,288,599
4.87% (SOFR+1.13%),
09/12/31 (a) 23,975 24,220,887
5.41% (SOFR+1.48%),
04/24/31 (a) 12,000 12,270,850
Mizuho Financial Group, Inc.
5.13% (SOFR+1.08%),
05/13/31 (a) 6,874 6,924,421
5.35% (SOFR+1.25%),
07/08/31 †(a) 17,150 17,415,434
Nomura Holdings, Inc.
5.36% (SOFR+1.25%),
07/02/27 (a) 2,300 2,320,531
NTT Finance Corp. 144A
5.17% (SOFR+1.08%),
07/16/28 (a) 3,925 3,966,080
5.40% (SOFR+1.31%),
07/16/30 (a) 11,450 11,652,060
Sumitomo Mitsui Financial
Group, Inc.
4.43% (SOFR+0.76%),
01/15/29 (a) 7,750 7,759,823
4.69% (SOFR+1.02%),
01/15/32 (a) 9,200 9,252,347
4.97% (SOFR+0.88%),
01/14/27 (a) 2,345 2,357,679
5.14% (SOFR+1.05%),
04/15/30 (a) 19,150 19,279,452
5.27% (SOFR+1.17%),
07/09/29 (a) 11,975 12,124,286
5.29% (SOFR+1.19%),
07/08/31 (a) 21,550 21,746,202
Sumitomo Mitsui Trust Bank
Ltd. 144A
Par
(000’s) Value
Japan (continued)
4.92% (SOFR+0.75%),
09/11/28 (a) $ 5,900 $ 5,924,331
5.15% (SOFR+0.99%),
03/13/30 (a) 22,850 23,198,160
5.16% (SOFR+0.98%),
09/10/27 (a) 3,229 3,260,049
5.30% (SOFR+1.15%),
09/14/26 (a) 2,175 2,185,864
195,403,065
Netherlands : 1.9%
ABN AMRO Bank NV 144A
4.74% (SOFR Compound
Index+0.75%), 07/07/28
(a) 5,875 5,903,777
5.19% (SOFR Compound
Index+1.00%), 12/03/28
(a) 11,450 11,508,216
5.50% (SOFR Compound
Index+1.78%), 09/18/27
(a) 3,924 3,956,649
ING Groep NV
5.12% (SOFR Compound
Index+1.01%), 04/01/27
(a) 1,740 1,741,875
5.12% (SOFR Compound
Index+1.01%), 03/25/29
(a) 17,150 17,208,414
5.71% (SOFR Compound
Index+1.56%), 09/11/27
†(a) 3,925 3,952,181
Siemens Funding BV 144A
4.71% (SOFR+0.64%),
05/26/28 (a) 4,050 4,072,041
48,343,153
New Zealand : 1.0%
ASB Bank Ltd. 144A
4.77% (SOFR+0.90%),
10/29/30 (a) 6,900 6,955,043
Bank of New Zealand 144A
4.88% (SOFR+0.81%),
01/27/27 (a) 1,875 1,883,731
Westpac New Zealand Ltd.
144A
4.42% (SOFR+0.75%),
01/30/31 (a) 17,150 17,194,430
26,033,204
Norway : 0.3%
DNB Bank ASA 144A
5.10% (SOFR+1.06%),
11/05/30 †(a) 8,140 8,241,115
Underline
Singapore : 1.4%
DBS Group Holdings Ltd.
144A
4.38% (SOFR+0.65%),
03/21/30 (a) 11,450 11,497,439
4.73% (SOFR+0.60%),
03/21/28 (a) 7,825 7,853,208
Pepsico Singapore Financing
I Pte Ltd.

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Singapore (continued)
4.62% (SOFR Compound
Index+0.56%), 02/16/27
(a) $ 1,444 $ 1,450,303
United Overseas Bank Ltd.
144A
4.69% (SOFR Compound
Index+0.58%), 04/02/28
(a) 7,050 7,072,893
4.76% (SOFR Compound
Index+0.65%), 04/02/30
(a) 6,875 6,902,763
34,776,606
South Korea : 2.2%
KEB Hana Bank 144A
4.68% (SOFR+0.60%),
10/21/28 (a) 7,000 7,030,386
Korea Electric Power Corp.
144A
4.44% (SOFR+0.62%),
11/12/28 (a) 13,800 13,846,920
Korea Gas Corp. 144A
4.75% (SOFR+0.65%),
07/10/28 (a) 2,500 2,508,108
Korea National Oil Corp.
144A
4.62% (SOFR+0.90%),
09/30/27 (a) 2,375 2,390,728
4.88% (SOFR+0.77%),
03/31/28 (a) 3,150 3,161,180
4.89% (SOFR+1.08%),
11/14/26 (a) 2,170 2,181,501
4.94% (SOFR+0.83%),
04/03/27 (a) 1,315 1,321,286
LG Energy Solution Ltd. 144A
5.43% (SOFR+1.70%),
04/02/30 (a) 6,950 7,118,211
NongHyup Bank 144A
4.76% (SOFR+0.68%),
01/21/29 (a) 6,875 6,906,122
4.88% (SOFR+0.80%),
07/22/27 (a) 1,325 1,332,715
Woori Bank 144A
4.15% (SOFR+0.48%),
01/27/29 (a) 7,000 7,004,762
54,801,919
Spain : 0.6%
Banco Santander SA
4.96% (SOFR+1.12%),
11/06/30 (a) 1,050 1,054,248
5.21% (SOFR+1.12%),
07/15/28 (a) 11,500 11,569,213
5.54% (SOFR+1.38%),
03/14/28 (a) 3,150 3,172,127
15,795,588
Sweden : 1.0%
Skandinaviska Enskilda
Banken AB 144A
4.94% (SOFR+0.75%),
06/02/28 (a) 3,925 3,944,759
Par
(000’s) Value
Sweden (continued)
5.07% (SOFR+0.89%),
03/05/27 (a) $ 1,550 $ 1,559,041
5.25% (SOFR+1.06%),
09/03/30 (a) 6,875 6,910,734
Svenska Handelsbanken AB
144A
4.73% (SOFR+0.66%),
05/28/27 (a) 1,750 1,756,920
4.80% (SOFR+0.74%),
05/23/28 (a) 3,925 3,947,707
Swedbank AB 144A
5.09% (SOFR+1.03%),
11/20/29 (a) 8,275 8,396,366
26,515,527
Switzerland : 0.9%
UBS Group AG 144A
4.95% (SOFR+0.84%),
12/23/29 (a) 15,950 15,966,958
5.17% (SOFR+1.06%),
09/23/31 (a) 6,875 6,888,542
22,855,500
United Kingdom : 12.7%
ANZ New Zealand Int'l Ltd.
144A
4.28% (SOFR+0.61%),
01/22/29 (a) 11,500 11,515,411
4.42% (SOFR+0.75%),
01/22/31 (a) 11,500 11,531,339
Barclays PLC
5.13% (SOFR+1.08%),
11/11/29 (a) 11,450 11,516,485
5.64% (SOFR+1.49%),
03/12/28 (a) 3,925 3,963,226
6.02% (SOFR+1.88%),
09/13/27 (a) 2,370 2,391,218
GlaxoSmithKline Capital PLC
4.65% (SOFR+0.50%),
03/12/27 (a) 2,700 2,710,181
HSBC Holdings PLC
5.04% (SOFR+1.19%),
11/06/31 (a) 11,425 11,515,820
5.10% (SOFR+1.04%),
11/19/28 †(a) 11,425 11,491,751
5.23% (SOFR+1.03%),
03/03/29 (a) 17,150 17,234,193
5.35% (SOFR+1.29%),
11/19/30 (a) 11,425 11,579,531
5.49% (SOFR+1.29%),
03/03/31 (a) 17,150 17,339,516
5.62% (SOFR+1.57%),
08/14/27 (a) 3,024 3,041,540
5.62% (SOFR+1.57%),
05/13/31 (a) 28,575 29,238,968
Lloyds Banking Group PLC
4.97% (SOFR+1.10%),
11/04/31 (a) 6,875 6,902,594
5.12% (SOFR Compound
Index+1.06%), 11/26/28
(a) 17,150 17,260,256

Par
(000’s) Value
United Kingdom (continued)
5.22% (SOFR Compound
Index+1.06%), 06/13/29
(a) $ 11,450 $ 11,522,208
5.61% (SOFR Compound
Index+1.56%), 08/07/27
(a) 2,175 2,188,565
5.68% (SOFR Compound
Index+1.58%), 01/05/28
(a) 2,350 2,371,375
Nationwide Building Society
144A
5.12% (SOFR+1.01%),
09/30/30 (a) 6,875 6,896,977
5.16% (SOFR+1.07%),
07/14/29 (a) 6,875 6,912,872
5.35% (SOFR+1.29%),
02/16/28 (a) 2,375 2,394,620
NatWest Group PLC
5.16% (SOFR+1.10%),
05/23/29 (a) 6,875 6,922,970
5.32% (SOFR+1.25%),
03/01/28 (a) 2,370 2,377,842
5.35% (SOFR+1.30%),
11/15/28 †(a) 11,425 11,528,672
NatWest Markets PLC 144A
4.61% (SOFR+0.80%),
11/06/28 †(a) 13,900 13,916,316
4.87% (SOFR+0.76%),
09/29/26 (a) 1,325 1,328,691
4.96% (SOFR+0.90%),
05/17/27 (a) 2,175 2,186,181
5.07% (SOFR+0.95%),
03/21/28 (a) 3,925 3,954,506
5.20% (SOFR+1.14%),
05/17/29 (a) 9,150 9,244,643
5.31% (SOFR+1.19%),
03/21/30 (a) 8,025 8,151,047
Rio Tinto Finance USA PLC
4.98% (SOFR Compound
Index+0.84%), 03/14/28
(a) 4,035 4,069,196
Santander UK Group
Holdings PLC
5.19% (SOFR Compound
Index+1.07%), 09/22/29
(a) 9,300 9,329,042
Standard Chartered PLC
144A
4.59% (SOFR+0.92%),
01/13/30 (a) 8,000 8,017,006
5.23% (SOFR+1.17%),
05/14/28 †(a) 3,938 3,961,207
5.32% (SOFR+1.24%),
01/21/29 †(a) 12,000 12,100,048
5.73% (SOFR+1.68%),
05/13/31 (a) 17,975 18,449,046
6.03% (SOFR+1.93%),
07/06/27 (a) 3,950 3,974,149
Par
(000’s) Value
United Kingdom (continued)
6.08% (SOFR+2.03%),
02/08/28 (a) $ 3,151 $ 3,194,272
324,223,480
United States : 44.5%
Alphabet, Inc.
4.34% (SOFR+0.52%),
11/15/28 (a) 11,600 11,696,278
American Express Co.
4.50% (SOFR Compound
Index+0.65%), 11/04/26
(a) 2,180 2,186,335
4.75% (SOFR+0.81%),
07/20/29 (a) 17,150 17,213,059
4.82% (SOFR+0.75%),
04/23/27 (a) 1,325 1,325,906
4.86% (SOFR Compound
Index+0.97%), 07/28/27
(a) 1,275 1,278,578
5.00% (SOFR+0.93%),
07/26/28 (a) 3,916 3,936,136
5.06% (SOFR Compound
Index+1.00%), 02/16/28
(a) 2,350 2,357,059
5.08% (SOFR+1.02%),
01/30/31 (a) 6,775 6,813,650
5.33% (SOFR+1.26%),
04/25/29 (a) 9,150 9,269,060
American Honda Finance
Corp.
4.44% (SOFR+0.73%),
03/08/27 (a) 1,000 1,003,695
4.44% (SOFR+0.65%),
11/19/27 (a) 4,000 4,007,169
4.57% (SOFR+0.82%),
03/03/28 (a) 4,500 4,511,024
4.67% (SOFR+0.90%),
09/01/28 (a) 7,000 7,031,457
4.78% (SOFR+0.62%),
12/11/26 (a) 3,450 3,457,445
4.78% (SOFR+0.73%),
08/13/27 (a) 3,500 3,516,895
4.79% (SOFR+0.72%),
10/22/27 (a) 2,825 2,837,129
4.80% (SOFR+0.71%),
07/09/27 (a) 2,650 2,660,834
4.82% (SOFR Compound
Index+0.72%), 10/05/26
(a) 2,000 2,005,441
4.84% (SOFR+0.75%),
01/15/27 (a) 1,100 1,105,955
4.92% (SOFR+0.77%),
03/12/27 (a) 2,500 2,505,321
4.96% (SOFR+0.87%),
07/09/27 (a) 2,750 2,764,872
Amphenol Corp.
4.35% (SOFR+0.53%),
11/15/27 (a) 4,000 4,010,831
Athene Global Funding 144A

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.93% (SOFR Compound
Index+0.83%), 01/07/27
(a) $ 1,750 $ 1,753,563
5.10% (SOFR Compound
Index+1.03%), 08/27/26
(a) 750 752,350
5.12% (SOFR Compound
Index+0.95%), 03/06/28
(a) 4,300 4,321,188
5.12% (SOFR Compound
Index+1.00%), 09/18/28
(a) 9,150 9,176,267
5.32% (SOFR Compound
Index+1.21%), 03/25/27
(a) 1,750 1,760,316
Bank of America Corp.
4.74% (Term SOFR
USD 3 Month+1.02%),
09/15/26 (a) 1,395 1,398,906
4.87% (SOFR+0.97%),
07/22/27 (a) 1,747 1,750,780
4.90% (SOFR+1.05%),
02/04/28 (a) 3,930 3,952,437
4.90% (SOFR+0.83%),
01/24/29 (a) 17,150 17,219,339
5.08% (SOFR+1.01%),
01/24/31 (a) 11,450 11,525,965
5.16% (SOFR+1.11%),
05/09/29 (a) 17,350 17,513,955
5.48% (SOFR+1.35%),
09/15/27 (a) 3,925 3,945,953
Bank of America NA
5.08% (SOFR+1.02%),
08/18/26 (a) 1,700 1,706,047
Bank of New York Mellon
Corp.
4.30% (SOFR+0.63%),
01/22/30 (a) 6,850 6,849,520
4.79% (SOFR Compound
Index+0.71%), 04/20/27
(a) 2,350 2,352,572
4.85% (SOFR Compound
Index+0.68%), 06/09/28
(a) 3,950 3,962,803
4.91% (SOFR Compound
Index+0.83%), 07/21/28
(a) 2,425 2,438,808
BMW US Capital LLC 144A
4.76% (SOFR+0.71%),
08/11/27 (a) 2,175 2,181,936
4.85% (SOFR Compound
Index+0.80%), 08/13/26
(a) 2,500 2,507,747
4.90% (SOFR Compound
Index+0.78%), 03/19/27
(a) 3,050 3,063,369
4.97% (SOFR Compound
Index+0.92%), 08/13/27
(a) 1,300 1,308,065
Par
(000’s) Value
United States (continued)
5.04% (SOFR Compound
Index+0.92%), 03/21/28
(a) $ 5,650 $ 5,692,272
Cargill, Inc. 144A
4.66% (SOFR+0.61%),
02/11/28 (a) 2,525 2,531,179
Caterpillar Financial Services
Corp.
4.39% (SOFR+0.58%),
11/14/28 (a) 13,000 13,060,569
4.48% (SOFR+0.38%),
01/07/27 (a) 1,775 1,779,028
4.58% (SOFR+0.52%),
05/14/27 (a) 2,500 2,513,196
4.62% (SOFR+0.56%),
11/15/27 (a) 4,500 4,523,899
4.63% (SOFR+0.53%),
07/07/27 (a) 2,000 2,010,661
4.70% (SOFR+0.64%),
08/15/28 (a) 7,500 7,533,799
4.71% (SOFR+0.52%),
03/03/28 (a) 3,650 3,659,191
4.77% (SOFR+0.69%),
10/16/26 (a) 2,450 2,459,510
Charles Schwab Corp.
5.24% (SOFR Compound
Index+1.05%), 03/03/27
(a) 2,300 2,318,086
Chevron USA, Inc.
4.38% (SOFR+0.57%),
08/13/28 (a) 4,700 4,734,809
4.43% (SOFR Compound
Index+0.36%), 02/26/27
(a) 3,250 3,258,757
4.54% (SOFR Compound
Index+0.47%), 02/26/28
(a) 3,925 3,941,648
4.78% (SOFR+0.82%),
10/15/30 (a) 9,150 9,235,648
Citibank NA
4.76% (SOFR+0.71%),
08/06/26 (a) 4,000 4,008,294
4.77% (SOFR+0.71%),
11/19/27 (a) 6,264 6,277,216
4.85% (SOFR+0.78%),
05/29/27 (a) 5,400 5,425,881
5.19% (SOFR+1.12%),
05/29/30 †(a) 11,200 11,381,887
5.24% (SOFR Compound
Index+1.06%), 12/04/26
(a) 2,175 2,188,844
Citigroup, Inc.
4.69% (Term SOFR
USD 3 Month+0.81%),
08/25/36 †(a) 12,000 10,859,021
4.94% (SOFR+0.77%),
06/09/27 (a) 1,748 1,750,056
5.04% (SOFR+0.87%),
03/04/29 (a) 17,125 17,166,028

Par
(000’s) Value
United States (continued)
5.19% (SOFR+1.14%),
05/07/28 (a) $ 5,450 $ 5,486,439
5.34% (SOFR+1.28%),
02/24/28 (a) 3,925 3,955,849
5.51% (SOFR+1.46%),
05/07/31 (a) 6,870 7,007,199
Consolidated Edison Co. of
New York, Inc.
4.58% (SOFR Compound
Index+0.52%), 11/18/27
(a) 2,875 2,881,769
Constellation Energy
Generation LLC
4.27% (SOFR+0.60%),
01/08/28 (a) 2,500 2,505,222
Cooperatieve Rabobank UA
4.08% (SOFR+0.41%),
01/14/28 (a) 2,250 2,251,965
4.37% (SOFR+0.70%),
01/14/31 (a) 9,200 9,237,809
4.66% (SOFR+0.59%),
05/27/27 (a) 2,325 2,334,192
4.67% (SOFR+0.59%),
10/17/28 (a) 11,700 11,749,598
4.68% (SOFR+0.60%),
01/21/28 (a) 2,375 2,385,711
4.69% (SOFR Compound
Index+0.62%), 08/28/26
(a) 2,450 2,455,383
4.89% (SOFR Compound
Index+0.71%), 03/05/27
(a) 2,765 2,779,393
4.97% (SOFR Compound
Index+0.89%), 10/17/29
†(a) 11,990 12,148,183
5.00% (SOFR Compound
Index+0.90%), 10/05/26
(a) 1,425 1,431,764
Corebridge Global Funding
144A
4.54% (SOFR+0.86%),
12/15/28 (a) 6,875 6,907,730
4.85% (SOFR+0.75%),
01/07/28 (a) 2,350 2,351,120
5.41% (SOFR+1.30%),
09/25/26 (a) 1,750 1,761,592
Daimler Truck Finance North
America LLC 144A
4.93% (SOFR+0.84%),
01/13/28 (a) 2,375 2,378,344
5.08% (SOFR+0.96%),
09/25/27 (a) 2,768 2,779,732
Deutsche Bank AG
5.28% (SOFR+1.22%),
11/16/27 (a) 2,350 2,358,921
5.30% (SOFR+1.21%),
01/10/29 (a) 11,450 11,532,230
5.35% (SOFR+1.30%),
08/04/31 (a) 6,850 6,896,040
Par
(000’s) Value
United States (continued)
Eli Lilly & Co.
4.71% (SOFR+0.53%),
10/15/28 (a) $ 17,275 $ 17,398,192
Equitable America Global
Funding 144A
4.85% (SOFR+0.71%),
09/15/27 (a) 2,500 2,504,528
F&G Global Funding 144A
5.50% (SOFR+1.32%),
09/08/28 (a) 2,500 2,519,952
Fifth Third Bank NA
4.88% (SOFR+0.81%),
01/28/28 (a) 2,475 2,480,318
Ford Motor Credit Co. LLC
5.50% (SOFR+1.45%),
11/05/26 (a) 1,775 1,780,077
5.75% (SOFR+2.03%),
03/20/28 (a) 2,775 2,804,932
General Motors Financial
Co., Inc.
4.82% (SOFR+1.04%),
02/26/27 (a) 1,312 1,315,227
5.14% (SOFR Compound
Index+1.05%), 07/15/27
(a) 1,765 1,769,140
5.27% (SOFR Compound
Index+1.17%), 04/04/28
(a) 2,375 2,383,186
5.39% (SOFR+1.29%),
01/07/30 (a) 6,875 6,884,412
5.40% (SOFR Compound
Index+1.35%), 05/08/27
(a) 1,525 1,535,531
Georgia Power Co.
4.42% (SOFR Compound
Index+0.28%), 09/15/26
(a) 1,875 1,875,528
Glencore Funding LLC 144A
4.85% (SOFR Compound
Index+0.75%), 10/01/26
(a) 2,200 2,204,712
5.16% (SOFR Compound
Index+1.06%), 04/04/27
(a) 1,556 1,563,661
Goldman Sachs Bank USA
4.81% (SOFR+0.75%),
05/21/27 (a) 4,050 4,055,041
4.89% (SOFR+0.77%),
03/18/27 (a) 3,550 3,552,861
Goldman Sachs Group, Inc.
4.38% (SOFR+0.71%),
01/21/29 (a) 13,000 13,005,615
4.55% (SOFR+0.82%),
09/10/27 (a) 2,400 2,405,516
4.63% (SOFR+0.96%),
01/21/32 (a) 11,500 11,508,977
4.91% (SOFR+1.12%),
02/24/28 (a) 2,779 2,796,302

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.98% (SOFR+0.81%),
03/09/27 (a) $ 1,891 $ 1,892,422
5.00% (SOFR+0.92%),
10/21/27 (a) 2,401 2,408,402
5.00% (SOFR+0.92%),
10/21/29 (a) 11,975 12,008,190
5.15% (SOFR+1.08%),
01/28/31 (a) 9,550 9,633,144
5.16% (SOFR+1.08%),
10/21/31 (a) 11,950 12,049,715
5.36% (SOFR+1.29%),
04/23/28 (a) 3,967 4,001,359
5.68% (Term SOFR
USD 3 Month+2.01%),
10/28/27 (a) 7,904 7,989,684
5.99% (SOFR+1.85%),
03/15/28 (a) 2,400 2,431,608
Hartford Financial Services
Group, Inc. 144A
6.24% (Term SOFR
USD 3 Month+2.39%),
02/12/47 (a) 11,600 11,068,477
HCA, Inc.
4.64% (SOFR+0.87%),
03/01/28 (a) 2,500 2,510,774
Hewlett Packard Enterprise
Co.
5.10% (SOFR+0.96%),
09/15/28 (a) 2,450 2,460,408
HSBC USA, Inc.
4.71% (SOFR+0.96%),
03/04/27 (a) 2,170 2,181,633
5.16% (SOFR+0.97%),
06/03/28 (a) 2,750 2,772,742
Huntington National Bank
4.81% (SOFR+0.72%),
04/12/28 (a) 4,075 4,078,672
Hyundai Capital America
144A
4.56% (SOFR+0.89%),
01/08/29 (a) 6,500 6,517,150
4.74% (SOFR+1.07%),
01/08/31 (a) 7,000 7,021,353
5.02% (SOFR+0.92%),
01/07/28 (a) 3,200 3,211,072
5.10% (SOFR+0.99%),
03/25/27 (a) 3,250 3,265,522
5.14% (SOFR+1.03%),
09/24/27 (a) 4,550 4,571,440
5.15% (SOFR+1.04%),
06/24/27 (a) 3,550 3,570,017
5.16% (SOFR+1.04%),
03/19/27 (a) 2,150 2,158,635
5.19% (SOFR+1.07%),
09/18/28 (a) 3,300 3,324,298
5.23% (SOFR+1.12%),
06/23/27 (a) 2,000 2,015,078
5.42% (SOFR+1.30%),
09/18/30 (a) 7,200 7,279,009
Par
(000’s) Value
United States (continued)
5.46% (SOFR+1.35%),
03/27/30 (a) $ 11,825 $ 11,993,603
5.59% (SOFR+1.50%),
01/08/27 (a) 1,675 1,690,470
Jackson National Life Global
Funding 144A
5.06% (SOFR+0.89%),
06/09/27 (a) 1,650 1,656,202
5.10% (SOFR+0.95%),
09/12/28 (a) 3,950 3,971,065
John Deere Capital Corp.
4.50% (SOFR+0.40%),
01/05/27 (a) 2,800 2,806,819
4.69% (SOFR+0.60%),
04/19/27 (a) 1,600 1,607,988
4.69% (SOFR+0.50%),
03/06/28 (a) 4,050 4,068,441
4.75% (SOFR+0.58%),
09/11/28 (a) 3,000 3,013,007
4.77% (SOFR+0.60%),
06/11/27 (a) 1,675 1,682,934
4.77% (SOFR+0.68%),
07/15/27 (a) 3,625 3,650,068
JPMorgan Chase & Co.
4.49% (SOFR+0.77%),
09/22/27 †(a) 3,955 3,965,285
4.51% (SOFR+0.84%),
01/22/32 (a) 6,400 6,412,331
4.80% (SOFR+0.89%),
04/22/27 (a) 2,350 2,353,546
4.83% (SOFR+0.92%),
04/22/28 (a) 5,908 5,942,423
4.87% (SOFR+0.80%),
01/24/29 (a) 17,953 18,015,019
4.93% (SOFR+0.86%),
10/22/28 (a) 11,701 11,750,397
5.00% (SOFR+0.93%),
07/22/28 (a) 6,044 6,079,278
5.11% (Term SOFR
USD 3 Month+1.26%),
05/15/47 (a) 8,425 7,594,423
5.24% (SOFR+1.18%),
02/24/28 (a) 5,898 5,940,941
5.27% (SOFR+1.20%),
01/23/28 (a) 3,987 4,014,772
JPMorgan Chase Bank NA
5.17% (SOFR+1.00%),
12/08/26 (a) 4,850 4,876,374
Keurig Dr Pepper, Inc.
4.64% (SOFR+0.58%),
11/15/26 (a) 2,175 2,176,244
5.02% (SOFR Compound
Index+0.88%), 03/15/27
(a) 1,551 1,553,807
Marsh & McLennan Cos, Inc.
4.75% (SOFR Compound
Index+0.70%), 11/08/27
(a) 2,525 2,537,437

Par
(000’s) Value
United States (continued)
MassMutual Global Funding
II 144A
4.33% (SOFR+0.66%),
01/22/29 (a) $ 2,500 $ 2,503,334
4.54% (SOFR+0.68%),
08/01/28 (a) 7,000 7,024,349
4.83% (SOFR+0.77%),
01/29/27 (a) 1,400 1,406,156
4.83% (SOFR+0.74%),
04/09/27 (a) 1,620 1,628,609
Mastercard, Inc.
4.58% (SOFR Compound
Index+0.44%), 03/15/28
(a) 2,525 2,530,965
Mercedes-Benz Finance
North America LLC 144A
4.88% (SOFR+0.78%),
04/01/27 (a) 2,825 2,836,627
4.91% (SOFR+0.85%),
11/15/27 (a) 4,300 4,322,090
5.04% (SOFR+0.93%),
03/31/28 (a) 3,525 3,543,726
Merck & Co., Inc.
4.28% (SOFR+0.57%),
03/15/29 (a) 11,425 11,463,766
4.62% (SOFR+0.46%),
09/15/27 †(a) 3,925 3,947,060
Metropolitan Life Global
Funding I 144A
4.77% (SOFR+0.70%),
08/25/28 (a) 3,150 3,158,866
4.85% (SOFR Compound
Index+0.70%), 06/11/27
(a) 1,525 1,531,184
Morgan Stanley
4.46% (SOFR+0.80%),
01/09/30 (a) 13,250 13,245,088
4.59% (SOFR+0.92%),
10/18/29 (a) 2,750 2,765,146
5.10% (SOFR+1.02%),
04/13/28 (a) 8,500 8,546,300
5.46% (SOFR+1.38%),
04/12/29 (a) 11,975 12,145,268
Morgan Stanley Bank NA
4.77% (SOFR+0.69%),
10/15/27 (a) 8,475 8,490,882
4.94% (SOFR+0.86%),
05/26/28 (a) 14,750 14,807,854
4.99% (SOFR+0.90%),
01/12/29 (a) 12,039 12,094,662
5.02% (SOFR+0.94%),
07/14/28 (a) 8,400 8,460,756
5.16% (SOFR+1.08%),
01/14/28 (a) 3,825 3,851,342
5.22% (SOFR+1.17%),
10/30/26 (a) 1,725 1,737,721
Morgan Stanley Private Bank
NA
Par
(000’s) Value
United States (continued)
4.58% (SOFR+0.78%),
11/17/28 (a) $ 2,000 $ 2,006,010
4.86% (SOFR+0.77%),
07/06/28 (a) 17,500 17,555,833
National Rural Utilities
Cooperative Finance Corp.
4.85% (SOFR+0.80%),
02/05/27 (a) 1,325 1,331,145
4.96% (SOFR+0.82%),
09/16/27 (a) 2,375 2,390,937
National Securities Clearing
Corp. 144A
4.63% (SOFR+0.57%),
05/20/27 (a) 1,875 1,884,230
New York Life Global
Funding 144A
4.46% (SOFR+0.41%),
02/05/27 (a) 2,375 2,378,409
4.65% (SOFR+0.58%),
08/28/26 (a) 400 400,852
4.70% (SOFR+0.55%),
06/11/27 (a) 2,600 2,608,806
4.73% (SOFR+0.66%),
07/25/28 (a) 3,150 3,166,201
4.77% (SOFR+0.67%),
04/02/27 (a) 3,025 3,037,688
4.95% (SOFR+0.88%),
04/25/28 (a) 3,150 3,179,684
NextEra Energy Capital
Holdings, Inc.
4.85% (SOFR Compound
Index+0.80%), 02/04/28
(a) 4,050 4,074,755
Northwestern Mutual Global
Funding 144A
4.73% (SOFR+0.66%),
08/25/28 (a) 2,450 2,456,958
Novartis Capital Corp.
4.34% (SOFR+0.52%),
11/05/28 (a) 18,400 18,505,622
Oracle Corp.
4.81% (SOFR+0.76%),
08/03/28 (a) 3,850 3,787,560
Pacific Life Global Funding
II 144A
4.53% (SOFR+0.48%),
02/04/27 (a) 2,175 2,178,761
4.67% (SOFR+0.60%),
01/27/28 (a) 2,725 2,730,049
4.70% (SOFR+0.58%),
12/20/27 (a) 2,350 2,356,180
4.84% (SOFR+0.75%),
07/10/28 (a) 3,525 3,538,759
4.90% (SOFR+0.85%),
02/05/27 (a) 2,175 2,185,742
PayPal Holdings, Inc.
4.84% (SOFR+0.67%),
03/06/28 (a) 3,675 3,687,229
Pfizer, Inc.

VANECK IG FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
4.27% (SOFR+0.50%),
11/15/27 (a) $ 4,000 $ 4,016,941
Philip Morris International,
Inc.
4.54% (SOFR+0.66%),
10/27/28 (a) 6,750 6,775,707
4.89% (SOFR+0.83%),
04/28/28 (a) 3,125 3,145,234
PNC Bank NA
4.66% (SOFR+0.73%),
07/21/28 (a) 2,450 2,456,600
PNC Financial Services
Group, Inc.
4.29% (SOFR+0.62%),
01/26/29 (a) 6,750 6,762,035
Principal Life Global Funding
II 144A
4.87% (SOFR+0.81%),
08/18/28 (a) 2,400 2,403,250
Protective Life Global
Funding 144A
5.00% (SOFR+0.85%),
09/11/28 (a) 4,000 4,014,348
Public Storage Operating Co.
4.78% (SOFR Compound
Index+0.70%), 04/16/27
(a) 3,150 3,161,427
Roche Holdings, Inc. 144A
4.80% (SOFR+0.74%),
11/13/26 (a) 1,450 1,457,150
Sammons Financial Group
Global Funding 144A
5.04% (SOFR+0.85%),
09/02/27 (a) 1,800 1,807,437
Santander Holdings USA, Inc.
5.73% (SOFR+1.61%),
03/20/29 (a) 9,225 9,290,902
Shell Finance US, Inc.
4.61% (SOFR+0.78%),
11/06/30 (a) 8,100 8,143,843
Standard Chartered Bank
4.74% (SOFR+0.65%),
10/08/26 (a) 1,475 1,477,861
State Street Bank & Trust Co.
4.53% (SOFR+0.46%),
11/25/26 (a) 1,300 1,302,888
State Street Corp.
4.71% (SOFR+0.64%),
10/22/27 (a) 2,350 2,362,069
4.89% (SOFR+0.84%),
08/03/26 (a) 250 250,641
5.02% (SOFR+0.95%),
04/24/28 (a) 2,350 2,364,441
Stellantis Financial Services
US Corp. 144A
5.83% (SOFR+1.69%),
09/15/28 (a) 2,400 2,415,657
Toyota Motor Credit Corp.
Par
(000’s) Value
United States (continued)
4.08% (SOFR+0.43%),
06/09/27 (a) $ 2,500 $ 2,506,492
4.56% (SOFR+0.47%),
01/08/27 (a) 2,000 2,004,178
4.77% (SOFR+0.65%),
03/19/27 (a) 2,200 2,209,656
4.77% (SOFR+0.71%),
05/14/27 (a) 2,358 2,372,534
4.82% (SOFR+0.77%),
08/07/26 (a) 2,500 2,507,433
4.90% (SOFR+0.72%),
09/05/28 (a) 7,000 7,050,490
Truist Bank
4.84% (SOFR+0.77%),
07/24/28 (a) 11,850 11,890,224
US Bank NA
4.76% (SOFR+0.69%),
10/22/27 †(a) 3,925 3,928,258
4.97% (SOFR+0.91%),
05/15/28 (a) 3,925 3,945,523
Volkswagen Group of
America Finance LLC 144A
5.12% (SOFR+1.06%),
08/14/26 (a) 700 702,363
5.17% (SOFR+1.06%),
03/25/27 (a) 1,325 1,329,131
Walmart, Inc.
4.50% (SOFR Compound
Index+0.43%), 04/28/27
(a) 3,575 3,591,420
Wells Fargo & Co.
4.41% (SOFR+0.74%),
01/23/30 (a) 9,250 9,248,288
4.85% (SOFR+0.78%),
01/24/28 (a) 5,750 5,766,312
5.02% (SOFR+0.88%),
09/15/29 (a) 12,000 12,062,956
5.14% (SOFR+1.07%),
04/22/28 (a) 13,250 13,324,568
5.44% (SOFR+1.37%),
04/23/29 (a) 11,950 12,152,243
Wells Fargo Bank NA
5.11% (SOFR+1.06%),
08/07/26 (a) 1,000 1,003,707
5.22% (SOFR+1.07%),
12/11/26 (a) 2,496 2,512,570
1,140,139,003
Total Floating Rate Notes
(Cost: $2,527,408,755) 2,538,055,867

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $2,627,194)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.70%(b) 2,627,194 $ 2,627,194
Total Investments: 99.2%
(Cost: $2,530,035,949) 2,540,683,061
Other assets less liabilities: 0.8% 19,255,958
NET ASSETS: 100.0% $ 2,559,939,019
(a) Variable rate security — the rate shown is as of 01/31/26
† Security fully or partially on loan. Total market value of securities on loan is $13,726,130.
(b) The rate shown is the 7-day yield as of 01/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $927,283,915, or 36.2% of net assets.
The summary of inputs used to value the Fund's investments as of January 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Floating Rate Notes
 *
$ — $ 2,538,055,867 $ — $ 2,538,055,867
Money Market Fund 2,627,194 — — 2,627,194
Total Investments $ 2,627,194 $ 2,538,055,867 $ — $ 2,540,683,061